Parent Company Information - Schedule of Balance Sheet (Details) - Parent [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 28,494,997	$ 14,411,389
Short-term investments		3,015,800	5,256,000
Other current asset		24,686	67,529
Other receivable - intercompany		3,020,833	2,219,790
Total current assets		34,556,316	21,954,708
Other assets
Intangible assets			1,500,000
Investment in subsidiaries		39,631,125	37,324,008
Total other assets		39,631,125	38,824,008
Total assets		74,187,441	60,778,716
Current liabilities
Accounts payable			1,000,000
Other payables and accrued liabilities		128,317	300,007
Other payables - intercompany		9,420,442	9,569,397
Total current liabilities		9,548,759	10,869,404
Total liabilities		9,548,759	10,869,404
Commitments and Contingencies
Shareholders’ Equity
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, 12,000,000 and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively		600
Ordinary shares, $0.165 par value, 3,000,000 and 272,728 shares authorized, 151,873 and 31,048 shares issued, 148,960 and 28,135 shares outstanding as of December 31, 2025 and 2024, respectively*	[1]	25,054	5,118
Treasury shares, at cost, 2,913 shares issued as of December 31, 2025 and 2024, respectively*	[1]	(481)	(481)
Additional paid-in capital		47,537,432	29,712,151
Statutory reserves		178,303	155,313
Retained earnings		18,371,787	22,252,747
Accumulated other comprehensive loss		(1,474,013)	(2,215,536)
Total shareholders’ equity		64,638,682	49,909,312
Total liabilities and shareholders’ equity		$ 74,187,441	$ 60,778,716

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation and 3 to 1 share consolidation (Note 15).